Commitments and Contingencies	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2025	Jul. 31, 2025
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 11. COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company is periodically involved in litigation claims arising in the ordinary course of business. Legal fees and other costs associated with such actions are expensed as incurred. In addition, the Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. The Company reserves costs relating to these matters when a loss is probable, and the amount can be reasonably estimated.

In March 2024, Polaris Processing, LLC (“Polaris”) filed an arbitration demand against New Rise Reno related to unpaid invoices and alleged violations of a non-solicitation provision under an Operations and Maintenance Services Agreement. In April 2024, the parties entered into a settlement agreement under which New Rise Reno agreed to pay Polaris $1,700,000.

Subsequent to making the settlement payments through outside legal counsel, New Rise Reno was informed that approximately $950,000 of the payments had not been received by Polaris and were misdirected due to a cybersecurity incident affecting outside legal counsel. New Rise Reno’s legal counsel is in the process of pursuing insurance recovery for the misdirected funds. However, New Rise Reno remains obligated to Polaris for the unpaid amount. In October 2024, Polaris filed a complaint seeking summary judgment for the unpaid amount.

As of March 31, 2026, and December 31, 2025, the Company recorded a liability of $950,000 within accrued expenses and other current liabilities and a corresponding other receivable of $950,000 for the amount expected to be recovered from New Rise Reno’s legal counsel. This matter is expected to be resolved within the next twelve months.

Employee Separation Agreements

On January 9, 2026, XCF entered into a Transition Agreement with Simon Oxley, the Company’s Chief Financial Officer effective immediately. In accordance with the Transition Agreement with Mr. Oxley, the Company granted 5,246,260 restricted stock units and $81,500 in unpaid salary and fringe benefits for 2025 (collectively “backpay”). The Company agreed to use its commercially reasonable best efforts to file a registration statement covering the shares of Class A common stock, par value $0.0001 per share underlying the RSUs within ninety days following the date the shares underlying the RSUs are issued.

On November 7, 2025, the Board terminated Mihir Dange, the Company’s Chief Executive Officer. An arbitration claim against the Company with the American Arbitration Association (“AAA”) was formally served on May 14, 2026 pursuant to the Employment Arbitration Rules of AAA, seeking to recover certain amounts pursuant to an employment agreement by and between the Company and Mihir Dange on the basis that XCF failed to honor contractual agreements (the “Arbitration Claim”). As of December 31, 2025, the Company accrued $5,862,500 as separation expense.

On February 2, 2026, the Company separated with Gregory Surette, the Company’s Chief Strategy Officer. Mr. Surette has not agreed to the Company’s proposed Separation Agreement. The Company is continuing to negotiate a settlement with Mr. Surrette.

On January 2, 2026, the Company separated with Deep Singal, the Company’s Director of Business Development. As part of the formal Separation Agreement the Company and in consideration of certain covenants the Company granted 425,675 restricted stock units and $19,640 in unpaid salary and fringe benefits for 2025 (collectively “backpay”). The Company agreed to use its commercially reasonable best efforts to file a registration statement covering the shares of Class A common stock, par value $0.0001 per share underlying the RSUs within ninety days following the date the shares underlying the RSUs are issued.

On February 2, 2026, the Company separated with Gregory Savarese, the Company’s Chief Marketing Officer. The Separation Agreement remains unsigned.

On January 2, 2026, the Company separated with Jae Ryu, the Company’s Head of Land Development. The Company entered into a formal Separation Agreement and in consideration for certain covenants the Company granted 928,245 restricted stock units and $31,874 in unpaid salary and fringe benefits for 2025 (collectively “backpay”). The Company agreed to use its commercially reasonable best efforts to file a registration statement covering the shares of Class A common stock, par value $0.0001 per share underlying the RSUs within ninety days following the date the shares underlying the RSUs are issued.

During the quarter ended on March 31, 2026, certain employees and contractors (“Terminated Individuals”) were terminated in the normal course of business. In accordance with the Terminated Individuals agreements, the Company has recognized all payments and share issuances required by the agreements. Additionally, in accordance with the agreements, certain Terminated Employees have forfeited their right to certain share grants. Upon cancellation of these shares, the Company has reversed the associated expense recognized in prior periods.

Accrued separation expense	$4,680,000
Stock based compensation for RSU issued upon separation	1,724,914
Other payments	283,314
Forfeiture of RSUs(1)	(6,702,745)
Severance expense, net	$(14,516)

____________

(1)      Reversal of previously recognized stock-based compensation expense.

NOTE 11. COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company is periodically involved in litigation claims arising in the ordinary course of business. Legal fees and other costs associated with such actions are expensed as incurred. In addition, the Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. The Company reserves costs relating to these matters when a loss is probable, and the amount can be reasonably estimated.

In March 2024, Polaris Processing, LLC (“Polaris”) filed an arbitration demand against New Rise Reno related to unpaid invoices and alleged violations of a non-solicitation provision under an Operations and Maintenance Services Agreement. In April 2024, the parties entered into a settlement agreement under which New Rise Reno agreed to pay Polaris $1,700,000.

Subsequent to making the settlement payments through outside legal counsel, New Rise Reno was informed that approximately $950,000 of the payments had not been received by Polaris and were misdirected due to a cybersecurity incident affecting outside legal counsel. New Rise Reno’s legal counsel is in the process of pursuing insurance recovery for the misdirected funds. However, New Rise Reno remains obligated to Polaris for the unpaid amount. In October 2024, Polaris filed a complaint seeking summary judgment for the unpaid amount.

As of December 31, 2025 and 2024, the Company recorded a liability of $950,000 within accrued expenses and other current liabilities and a corresponding other receivable of $950,000 for the amount expected to be recovered from New Rise Reno’s legal counsel. This matter is expected to be resolved within the next twelve months.

DevvStream Corp [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

17.    Commitments and contingencies

•        On September 12, 2023, the Company amended its existing strategic partnership agreement with Devvio, a related party. The Company has committed to making specific payments to Devvio. They will provide a minimum advance of $1,000,000 by August 1, 2024, followed by $1,270,000 by August 1, 2025 and August 1, 2026. Additionally, starting from 2027, if advance royalty payments fall below $1,000,000 in any year, Devvio has the right to terminate the Strategic Partnership Agreement. On July 8, 2024, the parties further amended the agreement such that the minimum advances extended by one year and are now due as follows: $1,000,000 by August 1, 2025, followed by $1,270,000 by August 1, 2026 and August 1, 2027. Additionally starting in calendar year 2028, if advance royalty payments fall below $1,000,000 in any year, Devvio has the right to terminate the Strategic Partnership Agreement. The agreement is amended on October 28, 2025 to eliminate the aforementioned payment obligations.

•        On February 16, 2024, the Company entered into a licensing agreement with Greenlines Technology Inc. for the use of certain technologies. The Company has agreed to pay $42,000 within 15 days of the closing of the BCA. Such amount was paid on November 26, 2024. Commencing January 1, 2025, the Company has agreed to pay an annual fee of $12,000 of the first day of each calendar year for the use of the technology. The amounts due on January 1, 2025 were paid on January 9, 2026. The Company has accrued $1,000 in connection with the annual fee payable as of January 31, 2026.

•        On November 13, 2024, the Company entered into a strategic consulting agreement with Focus Impact Partners, pursuant to which the Focus Impact Partners will provide the Company with certain consulting services (“Strategic Consulting Agreement”) in consideration of an annual consulting fee of $500,000, which will be payable in quarterly installments of $125,000 starting with an initial payment for the period beginning December 31, 2023. Fees due under the Strategic Consulting Agreement shall accrue and not be payable until (a) the Company has successfully raised $5,000,000 in outside debt and/or equity capital, cumulatively since the period beginning December 31, 2023 or (b) the Company has 2 or more consecutive quarters of positive cash flow from operations. As of January 31, 2026, neither condition has been met. DevvStream Corp. will pay the Focus Impact Partners additional consulting fees as to be mutually agreed consistent with market practice in connection with any acquisition, merger, consolidation, business combination, sale, divestiture, financing, refinancing, restructuring or other similar transaction. The Strategic Consulting Agreement has a term of three years unless terminated early with at least 120 days advance notice and will be automatically extended for successive one-year periods at the end of each year unless either party provide a written notice of its desire not to automatically extend at least 120 days prior to the end of each year during the term of the Strategic Consulting Agreement.

•        Holders of the Company’s common stock, including Focus Impact Sponsor and historical holders of Devv Holdings, as well as holders of SPAC Warrants are entitled to registration rights pursuant to registration rights agreements signed prior to the RTO, requiring the Company to register such securities for resale. The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act.

•        On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other measures, a new U.S. federal 1% excise tax on certain repurchases, including redemptions, of stock by publicly traded domestic corporations in the U.S. The excise tax is imposed on the repurchasing corporation and the amount of the excise tax is generally 1% of the fair market value of the stock repurchased. However, for the purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. During 2024, the IRS issued final regulations with respect to the timing and payment of excise tax. Pursuant to those regulations, the Company would need to file a return and remit payment for any liability incurred during the period from January 1, 2023 to December 31, 2023 on or before October 31, 2024. The Company is currently evaluating its obligations with respect to this provision of the IR Act. As the Company was formerly a special purposes acquisition corporation, redemption of shares by shareholders took place prior to the Initial Business Combination. The Company accrued $2,410,973 in excise taxes payable (Note 9), however has not made a payment as of January 31, 2026. If the Company is unable to pay its obligations in full, it may be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.

•        On October 28, 2025, in accordance with an amendment to the strategic partnership agreement with Devvio, a related party, the Company agreed to purchase DevvE tokens annually in the amount of $1,000,000 in 2025, and $1,270,000 in each of 2026 and 2027 (the “Purchase Amounts”). The amount of DevvE tokens purchased will be determined by the 10-day VWAP price (the “Purchase Price”). In connection with the purchases, the Company will also receive warrants to acquire additional DevvE tokens equal to 25% of the Purchase Amounts, exercisable at the same Purchase Price, for 3 years from each purchase date. The Company has yet to purchase the DevvE tokens as of January 31, 2026.

•        On January 15, 2026, the Company executed a binding term sheet with Fayafi to establish a jointly governed special purpose vehicle expected to be formed within 90 days. The platform is intended to scale to approximately $100 million in capital commitments by the end of 2027 and will focus on investments in decarbonization and environmental infrastructure. Profits are expected to be distributed 80% to Fayafi and 20% to the Company, and the Company expects to receive a one-time setup fee and ongoing consulting fees once capital deployment begins. As of the date of issuance of these financial statements, the SPV has not yet been formed, and no capital has been committed or deployed.

•        On January 26, 2026, the Company entered into a binding term sheet with XCF Global, Inc. and Southern to pursue a proposed three-party merger. The contemplated transaction would combine the parties into an integrated platform focused on sustainable aviation fuel (“SAF”), environmental attribute monetization, and related low-carbon fuel initiatives. The term sheet establishes a framework for negotiating definitive agreements, which remain subject to further negotiation and approval by the respective boards of directors. As of January 31, 2026, no definitive merger agreement has been executed, and no transaction has been consummated. Accordingly, no amounts have been recognized in the accompanying condensed consolidated financial statements related to this proposed transaction. Any definitive agreement for such three-party merger shall be subject to the parties thereto mutually agreeing to acceptable to terms prior to execution thereof.

•        From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. At January 31, 2026, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s operations. There are also no proceedings in which any of the Company’s directors, officers or affiliates is an adverse party or has a material interest adverse to the Company’s interest.

18.    Commitments and contingencies

•        On September 12, 2023, the Company amended its existing strategic partnership agreement with Devvio, a related party. The Company has committed to making specific payments to Devvio. They will provide a minimum advance of $1,000,000 by August 1, 2024, followed by $1,270,000 by August 1, 2025 and August 1, 2026. Additionally, starting from 2027, if advance royalty payments fall below $1,000,000 in any year, Devvio has the right to terminate the Strategic Partnership Agreement. On July 8, 2024, the parties further amended the agreement such that the minimum advances extended by one year and are now due as follows: $1,000,000 by August 1, 2025, followed by $1,270,000 by August 1, 2026 and August 1, 2027. Additionally starting in calendar year 2028, if advance royalty payments fall below $1,000,000 in any year, Devvio has the right to terminate the Strategic Partnership Agreement. The agreement is subsequently amended on October 28, 2025 to eliminate the aforementioned payment obligations (Note 20).

•        On February 16, 2024, the Company entered into a licensing agreement with Greenlines Technology Inc. for the use of certain technologies. The Company has agreed to pay $42,000 within 15 days of the closing of the BCA. Such amount was paid on November 26, 2024. Commencing January 1, 2025, the Company has agreed to pay an annual fee of $12,000 of the first day of each calendar year for the use of the technology. The amounts due on January 1, 2025 are yet to be paid as of July 31, 2025. The Company has accrued $7,000 in connection with the annual fee payable as of July 31, 2025.

•        On October 29, 2024, the Company entered into the ELOC Agreement with Helena I (Note 7). Following the closing of the De-SPAC Transaction and the Helena I Registration Statement becoming effective, the Company is to issue to Helena I common shares equal to $125,000 divided by the greater of (i) the lowest one-day VWAP during the five trading days immediately preceding the effectiveness date of such Registration Statement and (ii) $7.50. The Company issued 16,666 shares in satisfaction of this commitment on March 17, 2025.

•        On November 13, 2024, the Company entered into a strategic consulting agreement with Focus Impact Partners, pursuant to which the Focus Impact Partners will provide the Company with certain consulting services (“Strategic Consulting Agreement”) in consideration of an annual consulting fee of $500,000, which will be payable in quarterly installments of $125,000 starting with an initial payment for the period beginning December 31, 2023. Fees due under the Strategic Consulting Agreement shall accrue and not be payable until (a) the Company has successfully raised $5,000,000 in outside debt and/or equity capital, cumulatively since the period beginning December 31, 2023 or (b) the Company has 2 or more consecutive quarters of positive cash flow from operations. As of July 31, 2025, neither condition has been met. DevvStream Corp. will pay the Focus Impact Partners additional consulting fees as to be mutually agreed consistent with market practice in connection with any acquisition, merger, consolidation, business combination, sale, divestiture, financing, refinancing, restructuring or other similar transaction. The Strategic Consulting Agreement has a term of three years unless terminated early with at least 120 days advance notice and will be automatically extended for successive one-year periods at the end of each year unless either party provide a written notice of its desire not to automatically extend at least 120 days prior to the end of each year during the term of the Strategic Consulting Agreement.

•        Holders of the Company’s common stock, including Focus Impact Sponsor and historical holders of Devv Holdings, as well as holders of SPAC Warrants are entitled to registration rights pursuant to registration rights agreements signed prior to the RTO, requiring the Company to register such securities for resale. The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act.

•        On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other measures, a new U.S. federal 1% excise tax on certain repurchases, including redemptions, of stock by publicly traded domestic corporations in the U.S.. The excise tax is imposed on the repurchasing corporation and the amount of the excise tax is generally 1% of the fair market value of the stock repurchased. However, for the purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. During 2024, the IRS issued final regulations with respect to the timing and payment of excise tax. Pursuant to those regulations, the Company would need to file a return and remit payment for any liability incurred during the period from January 1, 2023 to December 31, 2023 on or before October 31, 2024. The Company is currently evaluating its obligations with respect to this provision of the IR Act. As the Company was formerly a special purposes acquisition corporation, redemption of shares by shareholders took place prior to the Initial Business Combination. The Company accrued $2,410,973 in excise taxes payable (Note 8), however has not made a payment as of July 31, 2025. If the Company is unable to pay its obligations in full, it may be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.

•        From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. At July 31, 2025, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s operations. There are also no proceedings in which any of the Company’s directors, officers or affiliates is an adverse party or has a material interest adverse to the Company’s interest.